Events after reporting date (Details) shares in Thousands, $ in Millions				12 Months Ended
	Mar. 14, 2022 EUR (€) shares	Oct. 26, 2021 USD ($)	Sep. 16, 2021 USD ($)	Dec. 31, 2021	Mar. 22, 2022 EUR (€)	Feb. 16, 2022	Feb. 04, 2022 EUR (€) employee	Jan. 31, 2022 ZAR (R)	Jan. 14, 2022
Keliber
Events after the reporting period
Proportion of ownership interest in associate				26.60%
Kroondal
Events after the reporting period
Pooling and sharing agreement, percentage				50.00%
Rhyolite Ridge
Events after the reporting period
Expected contribution to acquire interest in joint venture | $			$ 490
Expected proportion of ownership interest in joint venture			50.00%
Rhyolite Ridge | Ioneer Limited
Events after the reporting period
Expected proportion of ownership interest in joint venture			50.00%
Santa Rita and Serrote
Events after the reporting period
Percentage of Interest to be acquired		100.00%
Consideration to be transferred | $		$ 1,000
Contingent consideration, net royalty percentage		5.00%
Major business combination | Sandouville
Events after the reporting period
Percentage of interest acquired							100.00%
Consideration							€ 85,000,000
Purchase of Pool and Share Agreement | Kroondal
Events after the reporting period
Consideration to be transferred | R								R 1.00
Percentage of agreement to be acquired								50.00%
Employee Related Agreement | SA gold operations
Events after the reporting period
Employee lock-out, allowable period from issuance of agreement									12 months
Employee strike action or lock-out action initiated, notice period									48 hours
Employee Related Agreement | SA gold operations | Employee category 4 to 8
Events after the reporting period
Percentage average annual base wage increase in year one							6.00%
Percentage average annual base wage increase in year two							5.70%
Percentage average annual base wage increase in year three							5.40%
Employee Related Agreement | SA gold operations | Miners, artisans and officials
Events after the reporting period
Percentage average annual base wage increase in year one							5.00%
Percentage average annual base wage increase in year two							5.00%
Percentage average annual base wage increase in year three							5.00%
Employee Related Agreement | SA gold operations | Minimum
Events after the reporting period
Employee category with wage increase | employee							4
Employee Related Agreement | SA gold operations | Maximum
Events after the reporting period
Employee category with wage increase | employee							8
Employee Related Agreement | Montana
Events after the reporting period
Percentage average annual base wage increase in year one						2.50%
Percentage average annual base wage increase in year two						3.00%
Percentage average annual base wage increase in year three						3.00%
Percentage effective average annual wage increase in year one						5.40%
Percentage effective average annual wage increase for the next three years						3.80%
Borrowings Transaction | EUR 25 Million Convertible Bond
Events after the reporting period
Face amount of debt					€ 25,000,000
Acquisition of Investment | Keliber
Events after the reporting period
Initial investment amount	€ 5,000,000
Shares acquired in equity method investment (in shares) | shares	125
Proportion of ownership interest in associate	30.00%